Cover	Mar. 11, 2022
Cover [Abstract]
Entity Registrant Name	AZAR INTERNATIONAL CORP.
Entity Central Index Key	0001787123
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 11, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-234137
Entity Tax Identification Number	98-1448750
Entity Address Address Line 1	Carretera Turistica
Entity Address Address Line 2	Luperon, 12th km, No. 7
Entity Address Address Line 3	Grand Parada
Entity Address City Or Town	Puerto Plata
Entity Address Country	DO
City Area Code	829
Local Phone Number	947-5251